SP FUNDS TRUST

(the “Trust”)

SP Funds S&P World (ex-US) ETF (SPWO)

(the “Fund”)

Supplement dated December 14, 2023

to the Fund’s Statement of Additional Information

dated November 20, 2023

Effective immediately, the following information replaces the second paragraph contained under the “Procedures for Purchase of Creation Units” sub-heading under the “PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS” heading on page B-17 of the Statement of Additional Information:

All orders to purchase Shares directly from the Fund must be placed for one or more Creation Units and in the manner and by the time set forth in the Participant Agreement and/or applicable order form. In general, the Fund will accept orders to purchase Creation Units, which must be submitted as a “Future Dated Traded” set for one or more Creation Units between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time (also known as T-1) in the manner set forth in the Participant Agreement and/or applicable order form. The date on which an order to purchase Creation Units (or an order to redeem Creation Units, as set forth below) is received and accepted is referred to as the “Order Placement Date.”

Effective immediately, the following information replaces the first sentence contained under the “Procedures for Redemption of Creation Units” sub-heading under the “PURCHASE AND REDEMPTION OF SHARES IN CREATION UNITS” heading on page B-19 of the Statement of Additional Information:

In general, all orders to redeem Creation Units must be received by the Transfer Agent in the proper form required by the Participant Agreement. The Funds will accept orders to redeem Creation Units, which must be submitted as a “Future Dated Traded” set for one or more Creation Units between 4:30 p.m. Eastern Time and 5:30 p.m. Eastern Time (also known as T-1) in the manner set forth in the Participant Agreement and/or applicable order form.

You should read this Supplement in conjunction with the Prospectus and Statement of Additional Information, which provide information that you should know about the Fund before investing. These documents are available upon request and without charge by calling the Fund at (425) 409-9500.

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PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE